Significant Accounting Policies (Details) - Schedule of Intangible Assets	Dec. 31, 2023
Patents [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Useful lives	10 years
Trademark [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Useful lives	10 years